Segments - Non current assets by country (Details) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 75,858	$ 71,505	$ 82,133	$ 85,830
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		36,383	32,274	40,292	40,664
United States [member]
Disclosure of geographical areas [line items]
Non-current assets		16,524	16,524	17,776	19,999
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		8,796	8,619	8,724	8,197
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		4,913	4,968	5,657	5,406
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,696	1,671	1,598	1,497
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,435	1,372	1,672	1,651
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		1,331	1,320	1,564	1,743
Tanzania [member]
Disclosure of geographical areas [line items]
Non-current assets		964	964	964	963
Denmark [member]
Disclosure of geographical areas [line items]
Non-current assets		887	862	984	883
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		866	880	915	950
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 2,064	$ 2,051	$ 1,986	$ 3,877

[1]	1) Excluding deferred tax assets, pension assets and non-current financial assets .